Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Central Index Key	0000882381
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Feb. 28, 2014
Class A, B, L, I | Global Fixed Income Opportunities Fund | A
Risk/Return:
Trading Symbol	DINAX
Class A, B, L, I | Global Fixed Income Opportunities Fund | B
Risk/Return:
Trading Symbol	DINBX
Class A, B, L, I | Global Fixed Income Opportunities Fund | L
Risk/Return:
Trading Symbol	DINCX
Class A, B, L, I | Global Fixed Income Opportunities Fund | I
Risk/Return:
Trading Symbol	DINDX
Class IS | Global Fixed Income Opportunities Fund | CLASS IS
Risk/Return:
Trading Symbol	MGFOX